Schedule III - Real Estate and Accumulated Depreciation - Reconciliation of Carrying Value for Land and Buildings (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate [Roll Forward]
Balance, beginning of period		$ 224,053
Acquisitions	$ 1,048	365,219
Improvements	0	2,408
Reclasses to held for sale	0	(28,591)
Dispositions	0	(15,356)
Balance, end of period	$ 224,053	$ 547,733